Debt - Schedule of Ratios under Most Significant Loan Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Subordinated Borrowing [Line Items]
Shareholders' Equity Actual Amount	$ (2,798,075)	$ 517,475
Mechel's Shareholder Equity [Member]
Subordinated Borrowing [Line Items]
Requirements of Restricted Debt Covenants	Greater than or equal to $3,000,000
Shareholders' Equity Actual Amount	2,610,255
Mechel's Shareholder Equity [Member] | Minimum [Member]
Subordinated Borrowing [Line Items]
Shareholders' Equity Actual Amount	3,000,000
Mechel's EBITDA to Net Interest Expense [Member]
Subordinated Borrowing [Line Items]
Requirements of Restricted Debt Covenants	Shall not be less than 1.0:1.0-1.2:1.0
Mechel's EBITDA to Net Interest Expense [Member] | Minimum [Member]
Subordinated Borrowing [Line Items]
EBITDA to Net Interest Expenses Ratio	0.8
Mechel's EBITDA to Net Interest Expense [Member] | Maximum [Member]
Subordinated Borrowing [Line Items]
EBITDA to Net Interest Expenses Ratio	0.9
Mechel's Net Borrowings [Member]
Subordinated Borrowing [Line Items]
Requirements of Restricted Debt Covenants	Not exceed $10,500,000-$11,000,000
Mechel's Net Borrowings [Member] | Minimum [Member]
Subordinated Borrowing [Line Items]
Net Borrowings	6,774,280
Mechel's Net Borrowings [Member] | Maximum [Member]
Subordinated Borrowing [Line Items]
Net Borrowings	$ 6,878,949
Mechel's Net Debt to EBITDA [Member]
Subordinated Borrowing [Line Items]
Requirements of Restricted Debt Covenants	Not exceed 10.0:1.0
Mechel's Net Debt to EBITDA [Member] | Minimum [Member]
Subordinated Borrowing [Line Items]
Net debt to EBITDA Ratio	10.3
Mechel's Net Debt to EBITDA [Member] | Maximum [Member]
Subordinated Borrowing [Line Items]
Net debt to EBITDA Ratio	10.4